Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cybersecurity threats. This comprehensive system spans multiple security domains, including network, host, and application layers. It integrates a range of security capabilities such as threat defense, continuous monitoring, in-depth analysis and rapid response. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework, and regular cybersecurity training sessions for our employees. Our cybersecurity department is actively engaged in continuous monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We regularly engage third parties to assess our internal cybersecurity programs and compliance with applicable practices and standards. The bug bounty program we have established enables independent security researchers to aid us in identifying potential vulnerabilities and further mitigating risks. We have implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers. These procedures include, but are not limited to, conducting cybersecurity assessments and tracking the capabilities and qualifications of third-party security service providers through our supplier assessment process. Additionally, for independent security researchers, we require adherence to the security-related agreement when submitting vulnerabilities.

As of the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors: (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our Annual Report on Form 20-F presented by our cybersecurity officer.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	false
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

At management level, our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity officer, as the management representative of our cybersecurity committee, reports to our board of directors on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our Annual Report on Form 20-F.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	false